Voyage Expenses (Predecessor) (Tables)	9 Months Ended	4 Months Ended
	Mar. 31, 2014	Jul. 28, 2013 Predecessor
Voyage expenses
Schedule of voyage expenses, including voyage expenses - related party
Bunkers	5,271,126
Port charges and other related expenses	552,634
Brokers’ commissions	386,244
Security cost	298,820
War risk insurances	37,001
Other voyage expenses	125,146
Total voyage expenses	6,670,971

	April 1, 2013 to July 28,	Year ended March 31,
	2013	2013	2012
Brokers commission	396,720	1,025,761	897,367
Bunkers	2,755,445	6,678,660	481,903
Port charges and other related expenses	391,091	746,574	180,983
Security cost	206,940	582,112	668,458
War risk insurances	26,673	111,626	241,854
Other voyage expenses	45,363	112,450	53,816
Total voyage expenses	3,822,232	9,257,183	2,524,381